Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Derivative financial instruments
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, assets	$ 0	$ 0
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses, liabilities	0	0
Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying value of hedged liabilities	(84,776)	(96,605)
FVHA included in carrying amount, hedged liabilities	(1,983)	(4,559)
Fair value hedges | Investment securities
Derivative financial instruments
Carrying value of hedged assets	60,657	68,862
FVHA included in carrying amount, hedged assets	117	3,285
Fair value hedges | Loans
Derivative financial instruments
Carrying value of hedged assets	28,340	20,290
FVHA included in carrying amount, hedged assets	(59)	140
Parent Entity | Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying value of hedged liabilities	(76,634)	(90,287)
FVHA included in carrying amount, hedged liabilities	(1,931)	(4,440)
Parent Entity | Fair value hedges | Investment securities
Derivative financial instruments
Carrying value of hedged assets	59,008	66,529
FVHA included in carrying amount, hedged assets	101	3,175
Parent Entity | Fair value hedges | Loans
Derivative financial instruments
Carrying value of hedged assets	3,009	251
FVHA included in carrying amount, hedged assets	$ (5)	$ 8